GOODWILL AND INTANGIBLES	12 Months Ended
Jun. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for the fiscal years ended June 28, 2017 and June 29, 2016 are as follows (in thousands):

	2017			2016
	Chili's	Maggiano's	Consolidated	Chili's	Maggiano's	Consolidated
Balance at beginning of year	$125,610	$38,397	$164,007	$93,984	$38,397	$132,381

Changes in goodwill:
Additions (a)	—	—	—	31,912	—	31,912
Foreign currency translation adjustment	(54)	—	(54)	(286)	—	(286)

Balance at end of year	$125,556	$38,397	$163,953	$125,610	$38,397	$164,007
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(a)	Fiscal 2016 additions reflect the goodwill acquired as a result of the acquisition of Pepper Dining. See Note 2 for additional disclosures.

Intangible assets, net for the fiscal years ended June 28, 2017 and June 29, 2016 are as follows (in thousands):

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili's reacquired franchise rights (a)	$16,170	$(4,175)	$11,995	$17,284	$(3,041)	$14,243
Chili's other	5,985	(1,070)	4,915	5,988	(713)	5,275
	$22,155	$(5,245)	$16,910	$23,272	$(3,754)	$19,518

Indefinite-lived intangible assets
Chili's liquor licenses	$9,670			$9,775
Maggiano's liquor licenses	932			932
	$10,602			$10,707

Amortization expense for all definite-lived intangible assets was $1.4 million, $1.5 million and $0.8 million in fiscal 2017, 2016 and 2015, respectively. Annual amortization expense for definite-lived intangible assets will approximate $1.5 million for each of the next five fiscal years.
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(a)
The gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.1 million and $0.3 million for fiscal 2017 and 2016, respectively. We also recorded an impairment charge of $0.8 million and $0.2 million in fiscal 2017 and fiscal 2016, respectively. See Note 10 for additional disclosures.